Cover page	Oct. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2026
Entity Registrant Name	Winnebago Industries, Inc.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-06403
Entity Tax Identification Number	42-0802678
Entity Address, Address Line One	13200 Pioneer Trail
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55347
City Area Code	952
Local Phone Number	829-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	WGO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000107687